UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	August 7, 2009

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:      $91999

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
A H BELO CORP			COM CL A	001282102	1603	1635801	SH		SOLE			1635801
AMERICAN SELECT PORT INCM	COM		029570108	401	39350	SH		SOLE			39350
AMERICAN STRATEGIC INCM		COM		030098107	329	33294	SH		SOLE			33294
AMERICAN STRATEGIC INCM II	COM		030099105	834	88043	SH		SOLE			88043
AMERICAN STRATEGIC INCM III	COM		03009T101	2525	284716	SH		SOLE			284716
CREDIT SUISSE ASSET MGMT INC	COM		224916106	6950	2430020	SH		SOLE			2430020
EDCI HLDGS INC			COM		268315108	1113	211929	SH		SOLE			211929
FIRST TR/FOUR CRNRS SR FLT R	COM SHS		33733U108	661	67344	SH		SOLE			67344
FRANKLIN UNVL TRSH BEN		SH BEN INT	355145103	3079	657989	SH		SOLE			657989
GLOBAL INDUSTRIES LTD		DBCV 2.75%	379336AE0	5451	12641	PRN		SOLE			12641
KVH INDUSTRIES INC		COM		482738101	10282	1505353	SH		SOLE			1505353
NOVARTIS A G			SPONS ADR	66987V109	4304	105520	SH		SOLE			105520
OPNET TECHNOLOGIES INC		COM		683757108	4973	542897	SH		SOLE			542897
PFIZER INCORPORATED		COM		717081103	7557	503793	SH		SOLE			503793
PHOENIX COS INC NEW		COM		71902E109	1116	668282	SH		SOLE			668282
PUTNAM MANAGED MUN INCM TR   	SH BEN INT	746823103	4888	838366	SH		SOLE			838366
PUTNAM MUN OPPTYS TR		SH BEN INT	746922103	316	32090	SH		SOLE			32090
QAD INCORPORATED        	COM		74727D108	7156	2201887	SH		SOLE			2201887
RAM HOLDINGS LTD		SHS		G7496G103	103	382447	SH		SOLE			382447
RMR ASIA REAL ESTATE FUND NEW	COM BEN INT	76970B101	2816	177341	SH		SOLE			177341
TECUMSEH PRODUCTS CO		CL A		878895200	6279	646615	SH		SOLE			646615
TECUMSEH PRODUCTS CO		CL B		878895101	3543	330511	SH		SOLE			330511
TEJON RANCH CO DEL		COM		879080109	7192	271499	SH		SOLE			271499
TOLLGRADE COMMUNICATIONS INC	COM		889542906	3237	617741	SH		SOLE			617741
VAN KAMPEN DYNAMIC CR OPPORT	COM		921166104	4470	481651	SH		SOLE			481651
VAN KAMPEN SENIOR INCOME TR	COM		920961109	820	256380	SH		SOLE			256380